Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current trade and other payables
Trade payables	$ 10,116	$ 10,973	$ 7,725
Shares to be issued	10,000	10,000	2,500
Accruals	15,675	13,188	1,321
Related party payable
Payroll liabilities	3,369	3,574	2,077
Sales tax payable			116
Deferred income	11	10	318
Other creditors	635	184	540
Total current trade and other payables	39,806	37,929	14,597
Non-current other payables
Non-current accrued interest	2,150		6,129
Non-current accrued loan and other fees	75		314
Total non-current other payables	$ 2,225		$ 6,443